SALES (Tables)	12 Months Ended
Dec. 31, 2023
SALES [abstract]
Schedule of Sales by Product and Geographical Area

	Years ended December 31, 2023
	Peru	Mexico	Argentina	Burkina Faso	Côte d'Ivoire	Total
Silver-gold concentrates	$-	$148,828	$-	$-	$-	$148,828
Silver-lead concentrates	60,813	-	-	-	-	60,813
Zinc concentrates	42,989	-	-	-	-	42,989
Gold doré	-	-	207,509	228,846	154,165	590,520
Provisional pricing adjustments	(1,600)	878	-	-	-	(722)
Sales to external customers	$102,202	$149,706	$207,509	$228,846	$154,165	$842,428

	Years ended December 31, 2022
	Peru	Mexico	Argentina	Burkina Faso	Côte d'Ivoire	Total
Silver-gold concentrates	$-	$173,871	$-	$-	$-	$173,871
Silver-lead concentrates	50,300	-	-	-	-	50,300
Zinc concentrates	53,147	-	-	-	-	53,147
Gold doré	-	-	212,092	193,541	-	405,633
Provisional pricing adjustments	(1,116)	(344)	-	-	-	(1,460)
Sales to external customers	$102,331	$173,527	$212,092	$193,541	$-	$681,491

Schedule of Sales by Major Customer

	Years ended December 31,
	2023	2022
Customer 1	$228,846	$193,541
Customer 2	207,505	212,092
Customer 3	154,165	-
Customer 4	102,206	102,332
Customer 5	78,519	76,851
Customer 6	71,187	70,584
Customer 7	-	26,091
	$842,428	$681,491